Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
August 31, 2025
EII-NPRT3-1025
1.805774.121
Common Stocks - 97.9%
	Shares	Value ($)
CANADA - 0.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Restaurant Brands International Inc (United States) (a)	479,000	30,335,070
FRANCE - 0.9%
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	466,300	66,321,580
IRELAND - 0.6%
Information Technology - 0.6%
IT Services - 0.6%
Accenture PLC Class A	160,000	41,595,200
KOREA (SOUTH) - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	604,660	30,251,122
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	274,800	63,443,076
UNITED KINGDOM - 2.5%
Consumer Staples - 2.2%
Beverages - 0.7%
Coca-Cola Europacific Partners PLC	298,900	26,560,254
Diageo PLC	859,300	23,831,700
		50,391,954
Personal Care Products - 1.5%
Unilever PLC ADR	1,793,800	113,368,160
TOTAL CONSUMER STAPLES		163,760,114

Industrials - 0.3%
Industrial Conglomerates - 0.3%
DCC PLC	399,000	25,368,126
TOTAL UNITED KINGDOM		189,128,240
UNITED STATES - 92.4%
Communication Services - 6.9%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc	2,679,490	118,513,843
Entertainment - 1.2%
Walt Disney Co/The (b)	778,100	92,111,478
Interactive Media & Services - 1.6%
Alphabet Inc Class A	560,600	119,357,346
Media - 2.5%
Comcast Corp Class A	4,036,000	137,102,920
Omnicom Group Inc (a)	669,800	52,465,434
		189,568,354
TOTAL COMMUNICATION SERVICES		519,551,021

Consumer Discretionary - 2.2%
Automobile Components - 0.3%
Lear Corp	187,500	20,625,000
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts Inc (a)	139,300	22,817,340
Household Durables - 0.5%
Whirlpool Corp (a)	433,800	40,408,470
Specialty Retail - 0.6%
Bath & Body Works Inc	1,526,700	44,594,907
Textiles, Apparel & Luxury Goods - 0.5%
Tapestry Inc	337,000	34,313,340
TOTAL CONSUMER DISCRETIONARY		162,759,057

Consumer Staples - 7.4%
Beverages - 1.9%
Coca-Cola Co/The	379,400	26,174,806
Constellation Brands Inc Class A	108,600	17,586,684
Keurig Dr Pepper Inc	3,390,600	98,632,554
		142,394,044
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc Class A	2,138,200	41,609,372
Sysco Corp	376,800	30,321,096
		71,930,468
Food Products - 1.2%
JM Smucker Co	457,400	50,547,274
The Campbell's Company (a)	1,160,400	37,051,572
		87,598,846
Household Products - 2.8%
Procter & Gamble Co/The	1,022,300	160,541,992
Reynolds Consumer Products Inc	2,302,600	53,443,346
		213,985,338
Personal Care Products - 0.5%
Estee Lauder Cos Inc/The Class A	240,500	22,061,065
Kenvue Inc	1,108,640	22,959,934
		45,020,999
TOTAL CONSUMER STAPLES		560,929,695

Energy - 6.5%
Energy Equipment & Services - 1.1%
Schlumberger NV	2,277,000	83,884,680
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	1,207,500	38,809,050
Exxon Mobil Corp	1,258,700	143,856,823
Shell PLC ADR	3,080,400	227,579,952
		410,245,825
TOTAL ENERGY		494,130,505

Financials - 21.9%
Banks - 11.8%
Bank of America Corp	3,209,200	162,834,808
East West Bancorp Inc	152,300	16,012,822
Huntington Bancshares Inc/OH (a)	4,758,400	84,747,104
M&T Bank Corp (a)	783,400	157,980,444
PNC Financial Services Group Inc/The	439,200	91,107,648
US Bancorp	4,981,500	243,246,646
Wells Fargo & Co	1,592,458	130,868,198
		886,797,670
Capital Markets - 4.2%
Bank of New York Mellon Corp/The (b)	465,300	49,135,680
Charles Schwab Corp/The	517,600	49,606,784
Lazard Inc	570,200	32,592,632
Northern Trust Corp	949,200	124,610,976
State Street Corp	566,300	65,107,511
		321,053,583
Financial Services - 0.4%
Fidelity National Information Services Inc	459,300	32,063,733
Insurance - 5.5%
American Financial Group Inc/OH	89,200	12,118,712
Chubb Ltd	533,663	146,794,681
Fidelity National Financial Inc/US (a)	465,800	27,887,446
First American Financial Corp	852,100	56,238,600
Travelers Companies Inc/The (a)	635,400	172,517,454
		415,556,893
TOTAL FINANCIALS		1,655,471,879

Health Care - 13.7%
Biotechnology - 1.3%
Gilead Sciences Inc	875,000	98,848,750
Health Care Providers & Services - 5.0%
Cigna Group/The	568,500	171,044,595
CVS Health Corp	871,100	63,720,965
Elevance Health Inc	73,800	23,516,370
UnitedHealth Group Inc	383,500	118,835,145
		377,117,075
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co	733,900	34,625,402
GSK PLC ADR	4,044,400	160,441,348
Johnson & Johnson	776,478	137,568,607
Merck & Co Inc	1,872,600	157,523,112
Royalty Pharma PLC Class A	1,387,600	49,925,848
Sanofi SA ADR	446,100	22,073,028
		562,157,345
TOTAL HEALTH CARE		1,038,123,170

Industrials - 10.8%
Aerospace & Defense - 0.9%
General Dynamics Corp	86,400	28,042,848
Lockheed Martin Corp	84,500	38,500,735
		66,543,583
Air Freight & Logistics - 2.4%
CH Robinson Worldwide Inc	413,100	53,165,970
FedEx Corp	228,200	52,730,174
United Parcel Service Inc Class B	894,000	78,171,360
		184,067,504
Construction & Engineering - 0.4%
AECOM	245,200	30,623,028
Electrical Equipment - 1.0%
Regal Rexnord Corp	488,500	72,947,705
Ground Transportation - 0.6%
Knight-Swift Transportation Holdings Inc	980,000	43,022,000
Industrial Conglomerates - 0.9%
3M Co	443,900	69,039,767
Machinery - 1.7%
Allison Transmission Holdings Inc	552,600	48,247,506
Oshkosh Corp	272,200	37,936,514
PACCAR Inc	413,200	41,311,736
		127,495,756
Professional Services - 2.9%
Genpact Ltd	855,200	38,774,768
ManpowerGroup Inc (a)	579,800	24,583,520
Robert Half Inc	486,100	18,141,252
Science Applications International Corp	177,300	20,868,210
SS&C Technologies Holdings Inc	1,325,500	117,518,830
		219,886,580
TOTAL INDUSTRIALS		813,625,923

Information Technology - 8.3%
Communications Equipment - 1.7%
Cisco Systems Inc	1,817,353	125,560,919
Electronic Equipment, Instruments & Components - 0.4%
TD SYNNEX Corp	202,900	30,043,402
IT Services - 1.6%
Amdocs Ltd	1,438,850	123,122,395
Semiconductors & Semiconductor Equipment - 0.7%
QUALCOMM Inc	345,800	55,580,434
Software - 2.8%
Gen Digital Inc	2,118,800	63,987,760
Microsoft Corp (b)	95,700	48,490,233
Salesforce Inc	360,600	92,403,750
		204,881,743
Technology Hardware, Storage & Peripherals - 1.1%
Seagate Technology Holdings PLC	190,300	31,856,220
Western Digital Corp	658,500	52,903,890
		84,760,110
TOTAL INFORMATION TECHNOLOGY		623,949,003

Materials - 4.6%
Chemicals - 0.3%
CF Industries Holdings Inc	288,000	24,949,440
Containers & Packaging - 4.2%
Amcor PLC (a)	5,926,425	51,145,048
Ball Corp (a)	1,774,200	93,393,888
Crown Holdings Inc	702,200	69,784,636
Smurfit WestRock PLC	941,300	44,579,968
Sonoco Products Co	1,301,400	61,491,150
		320,394,690
Paper & Forest Products - 0.1%
Magnera Corp (a)(c)	341,017	4,228,611
TOTAL MATERIALS		349,572,741

Real Estate - 3.4%
Office REITs - 0.8%
COPT Defense Properties	1,271,200	36,585,136
Douglas Emmett Inc	1,387,600	22,492,996
		59,078,132
Specialized REITs - 2.6%
American Tower Corp	322,700	65,782,395
Crown Castle Inc	211,000	20,918,540
Gaming and Leisure Properties Inc	654,100	31,403,341
Public Storage Operating Co	129,700	38,208,323
Weyerhaeuser Co (a)	1,625,800	42,059,446
		198,372,045
TOTAL REAL ESTATE		257,450,177

Utilities - 6.7%
Electric Utilities - 5.2%
Duke Energy Corp	378,200	46,325,718
Edison International	363,558	20,406,511
Evergy Inc	599,600	42,727,496
Exelon Corp	2,867,900	125,269,872
FirstEnergy Corp	1,950,600	85,085,172
PG&E Corp	2,274,300	34,751,304
Portland General Electric Co (a)	824,600	35,276,388
		389,842,461
Multi-Utilities - 1.5%
Sempra	1,386,400	114,461,184
TOTAL UTILITIES		504,303,645

TOTAL UNITED STATES		6,979,866,816
TOTAL COMMON STOCKS (Cost $5,930,189,610)		7,400,941,104

Money Market Funds - 4.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.36	129,689,822	129,715,760
Fidelity Securities Lending Cash Central Fund (d)(e)	4.36	169,783,146	169,800,124
TOTAL MONEY MARKET FUNDS (Cost $299,515,851)			299,515,884

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $6,229,705,461)	7,700,456,988
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(143,199,658)
NET ASSETS - 100.0%	7,557,257,330

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Bank of New York Mellon Corp/The	Chicago Board Options Exchange	900	9,504,000	97.50	9/19/2025	774,000
Microsoft Corp	Chicago Board Options Exchange	400	20,267,600	510.00	9/19/2025	321,000
Walt Disney Co/The	Chicago Board Options Exchange	3,100	36,697,800	125.00	10/17/2025	432,450

						1,527,450
TOTAL WRITTEN OPTIONS						(1,527,450)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $66,469,400.
(c)	Non-income producing.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $145,506,997.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,328,476	803,670,035	787,282,751	4,067,895	-	-	129,715,760	129,689,822	0.2%
Fidelity Securities Lending Cash Central Fund	58,158,325	1,704,984,946	1,593,343,147	177,427	-	-	169,800,124	169,783,146	0.6%
Total	171,486,801	2,508,654,981	2,380,625,898	4,245,322	-	-	299,515,884

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.